INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities
Deferred tax assets	$ 272	$ 343
Deferred tax liabilities	(376)	(331)
Net deferred tax assets		$ 12
Net deferred tax liabilities	$ (104)		$ (254)